Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended			9 Months Ended
	Sep. 30, 2013 2013 Omni Bus Incentive Plan [Member]	Dec. 31, 2012 TVUs [Member]	Dec. 31, 2012 2.25x PVU Employee Units [Member]	Dec. 31, 2012 2.75x PVU Employee Units [Member]	Sep. 30, 2013 Converted Shares of Stock [Member]	Sep. 30, 2013 Converted Shares of Stock [Member] TVUs [Member] Time Restricted Shares [Member]	Sep. 30, 2013 Converted Shares of Stock [Member] 2.25x PVU Employee Units [Member] 2.25x Performance Restricted Shares [Member]	Sep. 30, 2013 Converted Shares of Stock [Member] 2.75x PVU Employee Units [Member] 2.75x Performance Restricted Shares [Member]
Schedule of Employee Stock Performance Activity

The activity related to the 2013 Grant for the nine months ended September 30, 2013, is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term
	(not in thousands)
2013 Grant
Granted:
Time Restricted 2013 shares vesting after initial public offering 180 day lock up period	85,647	$33.52
Time Restricted 2013 shares vesting over remaining service period	82,290	$33.52
2.25x Performance Restricted 2013 shares	163,310	$30.46
2.75x Performance Restricted 2013 shares	163,310	$23.05
Vested	—	—
Forfeited	(267)	$33.52

Outstanding 2013 Grant unvested restricted shares at September 30, 2013	494,290	$29.05	16 months

The activity related to the TVUs for the year ended December 31, 2012, is as follows:

	Employee Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term
	(not in thousands)
Outstanding-January 1, 2012	134,109	$21.34
Granted	21,167	23.15
Vested	(39,775)	21.29
Forfeited	(2,800)	21.34

Outstanding-December 31, 2012	112,701	21.70	25.5 months

The activity related to the 2.25x units for the year ended December 31, 2012, is as follows:

	Employee Units	Weighted Average Grant Date Fair Value
	(not in thousands)
Outstanding-January 1, 2012	206,220	$12.65
Granted	21,164	15.66
Vested	—	—
Forfeited	(2,333)	12.65

Outstanding-December 31, 2012	225,051	13.06

The activity related to the 2.75x units for the year ended December 31, 2012, is as follows:

	Employee Units	Weighted Average Fair Value
	(not in thousands)
Outstanding-January 1, 2012	206,220	$8.88
Granted	21,164	10.52
Vested	—	—
Forfeited	(2,333)	8.88

Outstanding-December 31, 2012	225,051	8.99

The following table sets forth the number of Class D Units and Employee Units surrendered for shares of common stock prior to the consummation of the Company’s initial public offering:

	Units	Shares of Common Stock
	(not in thousands)
Vested TVUs surrendered for shares of stock	121,206	727,852
Class D Units surrendered for shares of stock	29,240	221,290

Total Class D Units and vested TVUs surrendered for shares of stock	150,446	949,142

Unvested TVUs surrendered for unvested Time Restricted shares of stock	103,913	599,215
2.25x PVUs surrendered for 2.25x Performance Restricted shares of stock	222,087	1,308,752
2.75x PVUs surrendered for 2.75x Performance Restricted shares of stock	222,087	1,308,752

Total unvested TVUs and PVUs surrendered for shares of unvested restricted stock	548,087	3,216,719

Total units surrendered for shares of stock and unvested restricted stock	698,533	4,165,861

The activity related to the TVU and Time Restricted share awards for the nine months ended September 30, 2013, is as follows:

	Employee Units	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term
	(not in thousands)
Outstanding unvested TVUs at December 31, 2012	112,701		$21.70
Vested units	(8,788)		$22.71
TVUs surrendered for unvested Time Restricted shares of stock	(103,913)	599,215	$4.06
Vested shares		(31,675)	$3.82
Forfeited		(2,025)	$3.82

Outstanding unvested Time Restricted shares of stock at September 30, 2013	—	565,515	$4.07	17 months

The activity related to the 2.25x Performance Restricted shares for the nine months ended September 30, 2013, is as follows:

	Employee Units	Shares
	(not in thousands)
Outstanding 2.25x PVUs at December 31, 2012	225,051
Forfeited	(2,964)
2.25x PVUs surrendered for unvested 2.25x Performance Restricted shares of stock	(222,087)	1,308,752
Vested		—

Outstanding unvested 2.25x Performance Restricted shares of stock at September 30, 2013	—	1,308,752

The activity related to the 2.75x Performance Restricted shares for the nine months ended September 30, 2013, is as follows:

	Employee Units	Shares
	(not in thousands)
Outstanding 2.75x PVUs at December 31, 2012	225,051
Forfeited	(2,964)
2.75x PVUs surrendered for unvested 2.75x Performance Restricted shares of stock	(222,087)	1,308,752
Vested		—

Outstanding unvested 2.75x Performance Restricted shares of stock at September 30, 2013	—	1,308,752